SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, to support its working capital requirements.

Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Emeren Group Ltd and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated statements of operations and comprehensive income (loss) includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows, when applicable.

Fair value measurement

(c) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods.

Use of estimates

(d) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates are susceptible to changes with the acquisition of the information, which include revenue recognition for sales of project asset rights, percentage of completion of EPC services, EPC warranties, allowances for credit losses, valuation of deferred tax assets, and recoverability of the carrying value of long-lived assets and project assets. Management bases its estimates and judgments on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits and money market fund, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash

(f) Restricted Cash

Restricted cash consists of cash and cash equivalents held by various banks to secure certain of our notes payable and other deposits designated for the payment of amounts related to loan interest. Restricted cash also includes cash and cash equivalents held in frozen bank accounts due to judicial property preservations.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets as of December 31, 2021 and 2022 to the total of such amounts as presented in the consolidated statements of cash flows:

	At December 31,
	2021	2022
Cash and cash equivalents	$254,065,589	$107,104,714
Restricted cash	316,777	182,544
Total cash, cash equivalents, and restricted cash	$254,382,366	$107,287,258

Accounts Receivable, trade and unbilled

(g) Accounts Receivable, trade and unbilled

Accounts Receivable Trade, net

The Company records trade accounts receivable for unconditional rights to consideration arising from the performance under contracts with customers. The carrying value of such receivables, net of the allowance for credit losses, represents their estimated net realizable value. Our electricity generation revenue generally includes up to 30-day payment terms following the transfer of control of the electricity generated to the customer. In addition, The Company is entitled to the feed-in tariff(s) (FIT) that the government guaranteed and subsidized electricity sale price at which solar power projects can produce green energy. The Company recognizes the FIT as part of the electricity generation revenue when the entitlement to receipt of such FIT is fulfilled. Accounts receivable from such FIT is expected to be collected beyond 12 months, which are discounted at an effective interest rate and recorded as a non-current asset.

Payment terms for sales of project assets, operations and maintenance services vary by contract but are generally due upon demand or within several months of satisfying the associated performance obligations. The Company typically does not include extended payment terms in its contracts with customers.

Accounts Receivable Unbilled, net

Accounts receivable unbilled represents a contract asset for revenue that has been recognized in advance of billing the customer, which is common for our project-related sales contracts and EPC contracts. Revenue may be recognized in advance of billing the customer, resulting in an amount recorded to “Accounts receivable unbilled” depending on the expected timing of payment for such unbilled receivables. Once the Company has an unconditional right to consideration, it typically bills the customer and reclassifies the “Accounts receivable unbilled” to “Accounts receivable trade.” Billing requirements vary by contract but are generally structured around the completion of certain development, interconnection, or other specified milestones.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from a financial asset’s amortized cost to present the net amount we expect to collect from such asset. The Company estimates allowances for credit losses using relevant available information from both internal and external sources. In establishing the allowances, management considers historical losses, the financial condition, the accounts receivables aging, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC topic 326, Financial Instruments - Credit Losses. The Company monitors the estimated credit losses associated with its trade accounts receivable and unbilled accounts receivable based primarily on its collection history, which it reviews annually, and the delinquency status of amounts owed to the Company, which is determined based on the aging of such receivables. Such methods and estimates are adjusted, as appropriate, for relevant past events, current conditions, and reasonable and supportable forecasts. The Company recognizes write-offs within the allowance for credit losses when cash receipts associated with its financial assets are deemed uncollectible.

Project assets

(h) Project assets

The Company develops commercial solar power projects (“project assets”) for sale. Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to entering into a definitive sales agreement for the solar power project. These costs include certain acquisition costs, land costs and costs for developing and constructing a solar power project. Development costs can include legal, consulting, permitting, and other similar costs. Construction costs can include execution of field construction, installation of solar equipment, and solar modules and related equipment. Interest costs incurred on debt during the construction phase are also capitalized within project assets. The Company does not depreciate the project assets when they are considered held for sale. Any revenue generated from a solar power project connected to the grid would be considered incidental income and accounted for as a reduction of the capitalized project costs for development. In addition, the Company presents all expenditures related to the purchase, development and construction of project assets as a component of cash flows from operating activities.

During the development phase, these project assets are accounted for in accordance with the recognition, initial measurement and subsequent measurement subtopics of ASC 970-360, as they are considered in substance real estate. While the solar power projects are in the development phase, they are generally classified as non-current assets, unless it is anticipated that construction will be completed, and sale will occur within one year.

The Company capitalizes costs related to solar power projects in various stages of development prior to entering into a definitive sales agreement for the solar power project, and classifies these costs as project assets on the consolidated balance sheets when the criteria in ASC 360-10-45-9 are met. If criteria are not met, the Company reclassifies these capitalized costs to property, plant and equipment, unless the delay in the period required to complete the sale is caused by events or circumstances beyond the Company’s control.

The Company reviews project assets and deferred project costs for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company considers a partially developed or partially constructed project commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets and the estimated costs to complete. The Company examines a number of factors to determine if the project will be recoverable, the most notable of which include whether there are any changes in environmental, ecological, permitting, market pricing or regulatory conditions that impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company impairs the respective project assets and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within operations.

Contract costs

(i) Contract costs

The Company provides EPC services including engineering design, construction contracting and management, procurement of PV modules, balance-of-system components and other components. Contract costs generally include all direct costs, such as materials, direct labor, and subcontracts, and indirect costs identifiable with or allocable to the contracts.

Contract costs also include the costs related to the design, engineering, and costs of all PV modules and materials needed for the projects for the cooperation arrangements with third party to jointly construct the power projects for sale.

Contract costs are accumulated and are charged to operations as the related revenue from contracts is recognized. Refer to note 2 (u) Sale of project assets constructed by a third-party EPC contractor and EPC services for the corresponding revenue streams.

Advances to suppliers

(j) Advances to suppliers

In order to secure a stable supply of construction materials, the Company makes advance payments to suppliers for raw material supplies and advances for purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time are recorded in non-current advances to suppliers. As of December 31, 2021 and 2022, advances to suppliers in current assets were $276,737 and $1,016,895, respectively. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its material suppliers.

Property, plant and equipment, net

(k) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant and machinery	3‑5 years
Motor vehicles	4‑5 years
Office equipment	3‑5 years
Power stations	20-40 years

Estimated useful life of land is infinite and no depreciation is provided.

Power stations represent project assets that the Company owned and operate after being placed in service. The Company reports its power stations at cost, less accumulated depreciation and impairment, if any. The Company begins depreciation for power stations when they are placed in service. The Company computes depreciation expense for the power station using the straight-line method over the shorter of the term of the related PPA or 20 to 40 years depends on the estimated useful lives of the project assets.

Construction in progress represents mainly the construction of solar power projects the Company will own and operate for electricity generation. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets and is recognized in the consolidated statement of income upon disposal.

Goodwill

(l) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event occurs, or circumstances change that could indicate that the asset might be impaired. Under ASC 350-20, the Company has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Company first makes a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value to determine whether it is necessary to perform a quantitative goodwill impairment test. Such qualitative impairment test considers various factors, including macroeconomic conditions, industry and market considerations, cost factors, the overall financial performance of a reporting unit, and any other relevant events affecting the Company or a reporting unit. If circumstances determine through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the quantitative impairment test is not required. If the qualitative assessment indicates it is more likely than not that a reporting unit’s fair value is less than its carrying value, the Company perform a quantitative impairment test.

The quantitative impairment test is the comparison of the fair value of a reporting unit with its carrying amount, including goodwill. Our battery storage business represents one of the Company’s reporting units. The Company define the fair value of a reporting unit as the price that would be received to sell the unit as a whole in an orderly transaction between market participants at the measurement date. The Company primarily uses an income approach to estimate the fair value of our reporting unit. Significant judgment is required when estimating the fair value of a reporting unit, including the forecasting of future operating results and the selection of discount and expected future growth rates used to determine projected cash flows. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is not impaired, and no further analysis is required. Conversely, if the carrying value of a reporting unit exceeds its estimated fair value, the Company records an impairment loss equal to the excess, not to exceed the total amount of goodwill allocated to the reporting unit.

The Company performs goodwill impairment testing at the reporting unit level on December 31 annually and more frequently if indicators of impairment exist. The Company performed qualitative assessment on the reporting unit and concluded that it was not more likely that the fair value of the reporting unit was less that its carrying amount. Accordingly, no impairment loss of goodwill was recognized for the years ended December 31, 2020, 2021 and 2022.

Held-to-maturity

(m) Held-to-maturity

The Company’s held-to-maturity investments consist of investment-grade interest bearing instruments, such as the U.S. Treasury notes, which are stated at amortized cost. The Company do not intend to sell these investment securities. Those with maturities less than twelve months are included in investment securities in the current assets section of the Company’s consolidated balance sheets. Those with remaining maturities in excess of twelve months are included in investment securities in the non-current assets section of its consolidated balance sheets. The estimated fair value of these investments approximated their carrying value as of December 31, 2022. As of December 31, 2021 and 2022, held-to-maturity investments balance were nil and $10,046,645, respectively. During the years ended December 31, 2020, 2021, and 2022, the investment gain was nil, nil and $174,380, respectively.

The Company reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Company’s intent and ability to hold the investment. OTTI is recognized as a loss in the consolidated statements of operations.

Asset acquisiton

(n) Asset acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, or if all the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. If the consideration given is not in the form of cash (that is, in the form of noncash assets, liabilities incurred, or equity interest issued), measurement is based on either the cost to the acquiring entity or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Assets and liabilities held-for-sale

(o) Assets and liabilities held-for-sale

Assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when management has committed to a plan of sale and the sale is highly probable, the assets are available for immediate sale in their present condition, and they are expected to qualify for recognition as a completed sale within one year from the date of classification. Assets and liabilities classified as held for sale are measured at lower of their carrying amount or fair value less costs to sell.

Long-lived assets to be sold are classified as held for sale considering the recognition criteria in ASC 360-10-45-9 in which all of the following criteria are met:

●	Management, having the authority to approve the action, commits to a plan to sell the asset,
●	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;
●	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;
●	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;
●	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
●	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Interest capitalization

(p) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. The interest capitalized for project assets forms part of the cost of revenues when such project assets are sold, and all revenue recognition criteria are met. Interest is capitalized for solar power projects that are classified as property, plant and equipment and built for the Company to own and operate for electricity generation before the projects are completed and put into operation. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use.

Impairment of long-lived assets

(q) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets.

Impairment losses of long-lived assets for the years ended December 31,2020, 2021 and 2022 were $1,432,296, $360,151 and nil, respectively. Impairment losses of these assets represented the difference between the carrying amount and fair value less cost to sell as a result of committed sale plans of solar power plants originally owned and operated by the Company for electricity generation.

Leases

(r) Leases

Leases are classified as finance or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a finance lease. At inception, a finance lease is recorded at the lower of the present value of minimum lease payments or the fair value of the asset. Assets under finance leases are amortized on a basis consistent with that of similar useful life of fixed assets or the end of lease term, whichever is earlier. If the lease transfers ownership or contains an option to purchase the asset that the lessee is reasonably certain to exercise, the finance leases should be amortized over the useful life of the asset.

At the inception of each lease arrangement, the Company determines if the arrangement is a lease or contains an embedded lease and reviews the facts and circumstances of the arrangement to classify lease assets as operating or finance leases under ASU 2016-02, Leases (Topic 842). The Company has elected not to record any leases with terms of 12 months or less on the consolidated balance sheets.

Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities current and operating lease liabilities non-current on the consolidated balance sheets. Finance leases represent a portion of the active lease agreements and are included in finance lease ROU assets, failed sales-leaseback and finance lease liabilities current and non-current on the consolidated balance sheets. The ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation of the Company to make minimum lease payments arising from the lease for the duration of the lease term.

Operating lease costs are recognized on a straight-line basis over the lease term. From time to time, the Company’s subsidiaries are asked to prepay the lease costs for over one year. As of December 31, 2021 and 2022, the prepaid rental fees of $706,693 and $898,796, respectively, were recorded in operating lease right-of-use assets.

To determine the present value of future minimum lease payments, the Company uses the implicit rate when readily determinable. Presently, because many of the leases do not provide an implicit rate, the Company applies its incremental borrowing rate, which is considered as the rate that the Company would negotiate when financing for a similar period, and with a similar guarantee, to obtain an asset of a similar value to the lease asset to determine the present value of minimum lease payments. The operating and finance lease ROU assets include any lease payments made and exclude lease incentives.

For a sale-leaseback transaction, when the transaction involves real estate or integral equipment, sale-leaseback accounting shall be used by a seller-lessee only if the transaction includes all of the following a) normal leaseback; b) payment terms and provisions that adequately demonstrate the buyer-lessor’s initial and continuing investment in the property; and c) payment terms and provisions that transfer all of the other risks and rewards of ownership as demonstrated by the absence of any other continuing involvement by the seller-lessee.

Equipment is determined to be integral when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds 10% of the fair value of the equipment at the time of original installation.

If a sale-leaseback of real estate qualifies for sale-leaseback accounting, an analysis is performed to determine if the Company can record a sale and remove the assets from the balance sheet and recognize the lease; and if so, to determine whether to record the lease as either an operating or finance lease.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of any form of continuing involvement by the seller-lessee other than a normal leaseback, it is accounted for as a financing arrangement and recorded as failed sales-leaseback and finance lease liabilities, current and non-current on the consolidated balance sheet.

Contingencies

(s) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability will be incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but the amount cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes

(t) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Deferred tax assets and liabilities are all classified as non-current in the consolidated balance sheets.

Revenue recognition

(u) Revenue recognition

Solar power project development

a)	Sale of project assets constructed by a third-party EPC contractor

The Company recognizes revenue for sales of project assets constructed by a third-party EPC contractor over time as the Company’s performance creates an energy generation asset that is owned by the customer as it is being constructed and the customer can direct all activities related to the work in progress. Furthermore, the sale of a project asset when combined with EPC services represents a single performance obligation for the development and construction of a single generation asset. The Company recognizes revenue over time for construction contracts which recognize revenue and gross profit as work is performed based on the relationship between actual costs incurred compared to the total estimated costs of the contract. Under this business model, the EPC services are provided by a third-party service provider. In accordance with the terms and conditions of the EPC contract, the Company has the ability to direct a third party to ensure that the EPC services to the customer are performed therefore the Company acts as the principal in this arrangement and both the revenue and cost amounts paid to the EPC contractor are recognized on a gross basis.

b)	Sale of project assets constructed by the Company’s own EPC team

Under this business model, the Company sells power projects after they have been completed or are near completion. The Company conducts the construction of the power plant and completes or nearly completes the project before it identifies a customer. When a customer is identified, the Company enters into two agreements through signing: Sale and Purchase Agreement (“SPA”) and Operations and Maintenance (“O&M”) Services Contract, which are generally signed on the same date. Such arrangements consist of two performance obligations: sale of solar project and O&M services.

For sale of a solar project, the Company recognizes revenue at a point in time once control of project company is transferred to the customer as the Company has no remaining performance obligation once the control is transferred upon closing of the sale. For O&M services, the Company recognizes revenue over time, ratably over the service period, as this performance enhances an energy generation asset controlled by the customer.

c)	Sale of project asset rights

The Company sells the project rights to customers through the disposal of project companies holding the relevant permits. For these transactions, the project companies could either own the land or lease the land under the lease term that could cover the entire power plant’s life.

The Company recognizes revenue for sale of project rights at a point in time once control of project rights is transferred to customer as the Company has no further obligations related to the project rights.

For sale of project asset rights, the contract arrangements may contain provisions that can either increase or decrease the transaction price. These variable amounts generally are resolved upon achievement of certain performance or upon occurrence of certain price adjustment conditions. Variable consideration is estimated at each measurement date at its most likely amount to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur and true-ups are applied prospectively as such estimates change.

Changes in estimates for sales of pre-development solar projects occur for a variety of reasons, including but not limited to (i) EPC construction plan accelerations or delays, (ii) product cost forecast changes, (iii) change orders, or (iv) occurrence of purchase price adjustment conditions. The cumulative effect of revisions to transaction prices are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated.

EPC Services

The Company provides EPC services under the EPC contracts, under which the Company provides one distinct performance obligation – design and build the power plant on customer’s site per customer’s request.

The Company recognizes revenue for EPC services over time as the Company’s performance creates or enhances an energy generation asset controlled by the customer. In recognizing revenue over time, the Company follows the costs incurred method and uses the actual costs incurred relative to the total estimated costs (including module costs) in order to determine the progress towards completion and calculate the corresponding amount of revenue and profit to recognize. Costs incurred include direct materials, solar modules, labor, subcontractor costs, and those indirect costs related to contract performance, such as indirect labor and supplies.

The over time revenue recognition requires the Company to make estimates of net contract revenues and costs to complete the projects. In making such estimates, significant judgment is required to evaluate assumptions related to the amount of net contract revenues, including the impact of any performance incentives, liquidated damages, and other payments to customers. Significant judgment is also required to evaluate assumptions related to the costs to complete the projects, including materials, labor, contingencies, and other system costs.

Although the EPC contract usually clearly states a fixed unit price and the estimated total contract amount, the total contract amount is subject to variable consideration due to the difference between actual grid-connection capacity and estimated grid-connection capacity. The Company makes a reasonable estimation of grid-connection capacity, which represents a form of variable consideration. The variable consideration is estimated at the contact inception at the best estimate based on relevant experience and historical data and updated at the end of each reporting period as additional performance data becomes available and only to the extent that it is probably that a significant reversal of any revenue will not occur.

If estimated total costs on any contract are greater than the net contract revenues, the Company recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of the revisions to estimates related to net contract revenues and costs to complete contracts, including penalties, claims, change orders, performance incentives, anticipated losses, and others are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. The effect of the changes on future periods are recognized as if the revised estimates had been used since revenue was initially recognized under the contract. Such revisions could occur in any reporting period, and the effects may be material depending on the size of the contracts or the changes in estimates. As of December 31, 2021, and 2022, the Company recorded a liability associated with the loss contract of nil and $741,912, respectively.

The Company bills the customer based on progress billing terms in the contract. Accounts receivable from EPC services (unbilled) represents revenue that has been recognized in advance of billing the customer, which is common for long-term construction contracts. The Company typically recognizes revenue from contracts for the construction over time using cost-based input methods, which recognizes revenue and gross profit as work is performed based on the relationship between actual costs incurred compared to the total estimated costs of the contract. Accordingly, revenue could be recognized in advance of billing the customer, resulting in an amount recorded to “Accounts receivable from EPC services (unbilled)”. Once the Company has an unconditional right to consideration under a construction contract, the Company typically bills the customer accordingly and reclassifies the “Accounts receivable from EPC services (unbilled)” to “Accounts receivable from EPC services (billed).” Billing requirements vary by contract but are generally structured around the completion of certain construction milestones. Certain of the EPC contracts for PV solar power systems contain retainage provisions. Retainage represents contract costs for the portion of the contract price earned for work performed but held for payment by the customer as a form of security until a certain defined timeframe has been reached. The Company considers whether collectability of such retainage is reasonably assured in connection with our overall assessment of the collectability of amounts due or that will become due under the EPC contracts. After the Company has satisfied the EPC contract requirements and has an unconditional right to consideration, the retainage is billed and reclassified to “Accounts receivable from EPC services (billed)”. As of December 31, 2021 and 2022, the balance of accounts receivable from EPC services (unbilled) were nil and $26,442,031, respectively. And there were no retainages in Accounts receivable or Accounts receivable (unbilled) as of December 31, 2021 and 2022.

For EPC services, the Company provides a limited assurance only warranty for the modules, materials and construction part of the power plants. Although the Company subcontracts the construction to third party developers and purchases the raw materials and modules from third party suppliers, the Company is the primary obligor for the limited warranties such as solar module product warranty for a period of five to ten years, warranties for defects in engineering design, installation, workmanship for a period of one to two years and recorded as a liability in the Consolidated Balance Sheets. Nevertheless, the Company has a legally enforceable right to recover these warranties from the subcontractor and suppliers as these parties have contracted with the Company to assume these warranty obligations, and that the Company will also record receivables in the Consolidated Balance Sheets for expected reimbursement in amounts that the Company believe are probable. The EPC warranty expenses and expected recovery amounts related to warranties are recorded net of expense in the Consolidated Statement of income on the basis that the amounts provided by the subcontractor and suppliers are a reimbursement of the Company’s costs. As of December 31, 2021 and 2022, the warranty liabilities and the related warranty receivables are not material and the related expenses for the three years ended December 31, 2020, 2021 and 2022 are not material.

Electricity generation

The Company recognizes electricity generation generated from power plants owned and operated by the Company over time as the customer receives and consumes the benefits as the Company performs. In recognizing revenue overtime, the Company follows the output method and uses the actual electricity supplied in order to calculate the corresponding amount of revenue and profit to recognize. The electricity generation records are reconciled with the power grid companies and the price of electricity is based on a fixed unit price according to the power purchase arrangement with the power grid companies. The Company is entitled to the feed-in tariff(s) (FIT) that the government guaranteed and subsidized electricity sale price at which solar power projects can produce green energy. The Company recognizes the FIT as part of the electricity generation revenue when the entitlement to receipt of such FIT is fulfilled.

Accounts receivable from such FIT are expected to be collected beyond 12 months, i.e. expected collection of accounts receivable from such FIT as of December 31, 2020 and 2021 are expected within five years and accounts receivable from such FIT as of December 2022 are expected within 3 years. Thus the Company considers that the settlement terms to contain significant financing component and accordingly the amount of consideration is adjusted for the effects of the time value of money taking into consideration the credit characteristics of the relevant counterparties and are discounted at an effective interest rate of 4.75% based on the average borrowing rate in accordance with the financial institution. The Company recorded discounted receivable and as a non-current asset accordingly.

As of December 31, 2022, there are $10,204,802 of FIT receivables classified as current and $20,187,213 classified as non-current. Historically, the Company has not been exposed to material risks due to changes in interest rates and changes in estimation of collection; however, the future interest income may decrease or interest expenses on borrowings may increase due to changes in market interest rates. Also as the receivable collection relies heavily based on the PRC government policies, the estimation of collection may adjust based on the changes in government policies as well as the market conditions.

Revenue from green certificates

The Company receives green energy certificates based on electricity generated from the power plants in a Romanian subsidiary. The Company sells these certificates to buyers who can then meet the mandatory government quota per year for green energy produced. The Company believes that these green certificates are a government incentive and the sale of green energy certificates does not fall into derivative and lease accounting scope. The Company recognizes revenue for the sale at a point in time once the control of green certificates has been transferred to the buyers according to the green certificate purchase arrangement. The consideration of selling green certificates sold is fixed as stated in the purchase arrangement.

For the years ended December 31, 2020, 2021 and 2022, revenues from green certificates were $4,178,546, nil and nil, respectively, and are included in electricity generation revenue. In 2021 and 2022, the Company did not generate revenue from green certificates mainly due to the disposal of the Company’s power plants in a Romanian subsidiary that previously sold green certificates. The Company does not anticipate generating revenue from the sale of green certificates in foreseeable future.

Contract Liability

Advance from customers, which representing a contract liability, represent unrecognized revenue received from customers. Advance from customers is recognized as the Company performs under the contract. During the years ended December 31, 2020, 2021 and 2022, the Company recognized nil, $819,027 and nil as revenue that was included in the balance of advance from customers at January 1, 2019, 2020 and 2021.

Disaggregation of Revenue

Revenues from sales of project right and green certificates are recognized at a point in time whereas other revenues are recognized over time. The following tables summarizes the Company’s revenues by recognition points:

	2020	2021	2022
Solar power project development	$49,160,215	$61,036,228	$13,753,389
Sales from green certificates	4,178,546	—	—
Revenue recognized at the point in time	53,338,761	61,036,228	13,753,389
EPC Services	—	—	24,760,309
Electricity generation	19,368,616	17,969,727	21,654,175
Others	795,506	655,837	1,122,943
Revenue recognized over time	20,164,122	18,625,564	47,537,427
Total	$73,502,883	$79,661,792	$61,290,816

The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2020	2021	2022
China	$16,557,196	$16,901,791	$20,736,852
United States	4,388,241	13,895,115	13,870,048
Canada	15,557,800	—	—
Romania	5,709,713	—	—
UK	655,102	—	1,078,770
Spain	—	2,839,291	(490,466)
France	152,548	96,210	14,025
Poland	10,008,838	24,943,755	24,850,487
Italy	—	—	779,475
Hungary	20,473,445	20,985,630	451,625
Total	$73,502,883	$79,661,792	$61,290,816

See Note 19. SEGMENT REPORTING for further details.

Value added tax (“VAT”)

Value added tax (“VAT”) at differentiated rates on invoice amount is collected on behalf of the tax authorities in respect of the different types of revenues and is not recorded as revenue. VAT paid for purchases, net of VAT collected from customers, is recorded as an asset.

Other operating income (expenses)

(v) Other operating income (expenses)

Other operating income (expenses) primarily consists of cancellation loss of project assets, disposal gain (loss) of property, plant and equipment and non FIT government grants.

Government grants

(w) Government grants

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of operations when the grant becomes receivable. The Company collected government grants of $2,667,649, $6,468,244 and $12,237,038 from feed-in tariff(s) (FIT) for the electricity sold to the state grid companies in the PRC for the years ended December 31, 2020, 2021 and 2022 respectively. The Company recognized government grants of attracting foreign investment of $3,770, $252,929 and $47,563 in other operating income and expense, net for the years ended December 31, 2020, 2021 and 2022 respectively.

Foreign currency

(x) Foreign currency

The functional currency of Emeren Group Ltd is the United States Dollar (“U.S. dollar”). The functional currency of Emeren Group’s subsidiaries in the People’s Republic of China (“PRC”) is Renminbi (“RMB”). The functional currency of the overseas subsidiaries normally is the local currency in the country where the subsidiary is domiciled.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are remeasured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate and equity is translated at historical exchange rates, except for the change in retained earnings during the year which is the result of the income or loss. Translation adjustments have been reported as a component of other comprehensive income/loss in the consolidated statement of comprehensive income/(loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB79,358,888 ($12,453,155) and RMB 147,520,618 ($21,388,424) on December 31, 2021 and 2022, respectively.

Fair value of financial instruments

(y) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and as the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

Earnings (loss) per ADS

(z) Earnings (loss) per ADS

Basic earnings (loss) per ADS is computed by dividing income (loss) attributable to holders of ADS by the weighted average number of ADS outstanding during the year. Diluted earnings (loss) per ADS reflects the potential dilution that could occur if securities or other contracts to issue ADS were exercised or converted into ADS.

Share-based compensation

(aa) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award.

For stock option modifications, the Company measures the incremental compensation cost which should be measured as the excess, if any, of the fair value of the modified award determined over the fair value of the original award immediately before its terms are modified, which is measured based on the share price and other pertinent factors at that date.

See Note 12, “Share Based Compensation” for further details.

Comprehensive income (loss)

(ab) Comprehensive income (loss)

Comprehensive income (loss) is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources and included net income (loss) and foreign currency translation adjustments. As of December 31, 2021 and 2022, accumulated other comprehensive income (loss) is composed of foreign currency translation adjustments.

Concentrations of credit risk

(ac) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, advances to suppliers and other receivables. The Company places its cash and cash equivalents with reputable financial institutions. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company monitors the financial condition of customers and performs credit evaluations whenever considered necessary.

Segment Reporting

(ad) Segment Reporting

The Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company only reports the segment information of net revenue and gross profit, to conform to the information the CODM receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s CODM is not provided with asset information by segment. As such, no asset information by segment is presented.

Business Combinations

(ae) Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in “others operating income and expenses, net” in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.

Recently adopted accounting pronouncements

(af) Recently adopted accounting pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (or ASU 2020-04). This ASU provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This ASU applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. This guidance is effective for all entities as of March 12, 2020 through December 31, 2024.The Company is currently evaluating this guidance and does not expect the adoption of this guidance will have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measures contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2021-08 effective January 1, 2023 and apply the guidance to subsequent acquisitions. The adoption of ASU 2021-08 will only impact the accounting for the Company’s future acquisitions.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) Disclosures by Business Entities about Government Assistance (or ASU 2021-10), which provides guidance on the disclosure of transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The new guidance is required to be applied either prospectively to all transactions within the scope of ASU 2021-10 that are reflected in financial statements at the date of adoption and new transactions that are entered into after the date of adoption or retrospectively to those transactions. The new guidance is effective for annual periods beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 with no material impact on the Company’s consolidated financial statements.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.